Property, Plant and Equipment Disclosure [Text Block] (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Table Text Block]
(Dollar amounts in thousands)	2015	2014
Land and land improvements	$1,943	$1,943
Building and leasehold improvements	11,414	11,133
Furniture, fixtures, and equipment	4,853	4,637

	18,210	17,713
Less accumulated depreciation and amortization	8,438	7,733

Total	$9,772	$9,980